Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Payables [Line Items]
Liabilities related to collaboration agreements	kr 275	kr 145
Staff cost liabilities	720	637
Accounts payable	644	330
Other liabilities	1,873	1,230
Total at December 31	3,512	2,342
Non-current other payables	30	35
Parent Company | Reportable Legal Entities
Other Payables [Line Items]
Liabilities related to collaboration agreements	126	47
Staff cost liabilities	91	106
Accounts payable	187	107
Payable to subsidiaries	887	2,525
Other liabilities	1,068	862
Total at December 31	2,359	3,647
Non-current other payables	20	20
Current Payables Other	kr 2,339	kr 3,627